Subsequent Events (Details Narrative) - USD ($)											1 Months Ended	12 Months Ended
		Dec. 04, 2020	Nov. 30, 2020	Nov. 24, 2020	Nov. 10, 2020	Oct. 09, 2020	Oct. 07, 2020	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Dec. 31, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	May 30, 2018
Number of shares agreed to sell, amount	[1]											$ 6,082,444
Share price										$ 125
Warrants to purchase common stock													5,200
Warrants exercise price															$ 150
Number of common stock shares								81	134	60,000
Common stock, shares outstanding												468,906	1,609,710	717,275
Subsequent Event [Member]
Warrants to purchase common stock					18,057						287,784
Warrants exercise price					$ 10.25
Proceeds from exercise of warrants											$ 2,330,000
Reverse stock split description			one-for-twenty five (1:25) reverse stock split
Effect of reverse stock split on common stock description			As a result of the reverse stock split, every twenty five (25) shares of issued and outstanding common stock was automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share.
Shares issued as a result of reverse stock split
Subsequent Event [Member] | Maximum [Member]
Common stock, shares outstanding			55,853,569
Subsequent Event [Member] | Minimum [Member]
Common stock, shares outstanding			2,234,143
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock exchanging shares				4,205,406
Number of common stock shares				243,125
Subsequent Event [Member] | Spartan Capital Securities LLC [Member]
Warrants to purchase common stock					17,618
Warrants exercise price					$ 8.00
Payments to warrants					$ 355,000
Subsequent Event [Member] | October 2020 Securties Purchase Agreement [Member]
Number of shares agreed to sell, amount							$ 5,100,000
Number of shares sold during period, shares							381,309
Share price							$ 10.25
Warrants to purchase common stock							381,309
Warrants purchase price per share							$ 3.125
Combined purchase price per share and warrant							13.375
Warrants exercise price							$ 10.25
Warrant term							5 years
Proceeds from exercise of warrants						$ 4,450,000
Subsequent Event [Member] | Settlement Agreement [Member] | Gusrae Kaplan Nusbaum PLLC [Member]
Litigation settlement amount		$ 120,000

[1]	net of offering costs of $2,542,555.